Mezzanine Equity - Schedule of Redeemable noncontrolling interests activity (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended							11 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2019	Dec. 31, 2017
Redeemable Noncontrolling Interest [Roll Forward]
Balance, beginning of year					$ 19,779						$ 19,779
Income allocated to redeemable noncontrolling interests	$ (31)	$ (333)	$ (242)	$ 427	(138)	$ 390	$ 22,108	$ 14,796	$ 37,263	$ 78,506	(286)	$ 84,576
Increase in fair value of redeemable noncontrolling interests charged to additional paid-in capital									(26,551)		(1,213)	(94,937)
Reversal of cumulative National Beef redeemable noncontrolling interests fair value adjustment prior to deconsolidation									(237,669)
Balance, end of year	19,779	$ 26,605							19,779		26,605
National Beef
Redeemable Noncontrolling Interest [Roll Forward]
Balance, beginning of year					$ 0			$ 412,128	412,128		$ 0
Income allocated to redeemable noncontrolling interests									37,141			85,300
Distributions to redeemable noncontrolling interests									(70,681)
Increase in fair value of redeemable noncontrolling interests charged to additional paid-in capital									21,404
Reversal of cumulative National Beef redeemable noncontrolling interests fair value adjustment prior to deconsolidation									(237,669)
Deconsolidation of National Beef									(162,323)
Balance, end of year	$ 0								$ 0			$ 412,128